Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000018168 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018168 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000018168 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000018168 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018168 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018168 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018168 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018168 | A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018168 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000018168 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018168 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000018168 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018168 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018168 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018168 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018168 | IndustryMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000018168 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000018170 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018170 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000018170 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000018170 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018170 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018170 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018170 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018170 | A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018170 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000018170 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018170 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000018170 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018170 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018170 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018170 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018170 | IndustryMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000018170 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000125481 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125481 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000125481 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000125481 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000125481 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125481 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125481 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000125481 | A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125481 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000125481 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125481 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000125481 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125481 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125481 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125481 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125481 | IndustryMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000125481 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000018171 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018171 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000018171 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000018171 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018171 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018171 | BB
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018171 | BBB
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000018171 | A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018171 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000018171 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018171 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000018171 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018171 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018171 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018171 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018171 | IndustryMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000018171 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	36.10%